LEASES (Details) - Operating Lease [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Remainder of 2022	$ 104,097	$ 211,538
2023	208,195	182,316
2024	208,195	111,026
2025	136,952	111,026
2026 and Thereafter	380,823	418,723
Total undiscounted operating lease payments	1,038,262	1,034,629
Less: Imputed interest	(180,239)	(200,164)
Present value of operating lease liabilities	$ 858,023	$ 834,465